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                  OPPENHEIMER QUEST SMALL CAP VALUE FUND
                  Supplement dated March 18, 1996 to the
                    Prospectus dated February 15, 1996

The Prospectus is amended as follows:

"How the Fund is Managed - The Sub-Adviser - Portfolio Managers" on page 17 is amended as follows:

     Portfolio Managers. The portfolio managers of the Fund are Mr. Louis Goldstein, Vice President of Oppenheimer Capital, and Mr. Timothy McCormack, Vice President of Oppenheimer Capital. Mr. Goldstein has been a portfolio manager of the Fund since January, 1995, and Mr. McCormack has been a portfolio manager of the Fund since March 18, 1996.



March 18, 1996                                                   PS0251.004

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                  OPPENHEIMER QUEST SMALL CAP VALUE FUND
                  Supplement dated March 18, 1996 to the
        Statement of Additional Information dated February 15, 1996


The Statement of Additional Information is amended as follows:

     On page 18, the biography of Jenny Beth Jones is deleted and the following is added:

     Timothy McCormack, Portfolio Manager; Age: 31
     Two World Financial Center, 20 Liberty Street, New York, New
     York 10080
          Vice President of Oppenheimer Capital; previously a securities analyst with U.S. Trust Company, and prior thereto a securities analyst with Gabelli & Company.



March 18, 1996                                                   PX0251.001